Label	Element	Value
Innovator Emerging Markets 10 Buffer ETF - Quarterly | iShares MSCI Emerging Markets ETF, Expiration: 12/31/2024; Exercise Price: 0.11 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	96.60%
Innovator Emerging Markets 10 Buffer ETF - Quarterly | iShares MSCI Emerging Markets ETF, Expiration: 12/31/2024; Exercise Price: 45.86 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.30%
Innovator Emerging Markets 10 Buffer ETF - Quarterly | iShares MSCI Emerging Markets ETF, Expiration: 12/31/2024; Exercise Price: 48.09 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.60%)
Innovator Emerging Markets 10 Buffer ETF - Quarterly | iShares MSCI Emerging Markets ETF, Expiration: 12/31/2024; Exercise Price: 41.27 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.30%)